Labor and social security liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Labor and Social Security Liabilities [Abstract]
Summary of Labor Social Security and Share-based payment Liabilities

	2020	2019

Accrued annual payments and related social charges	142,552	85,675
Labor liabilities and related social charges	111,809	50,770
Total labor and social security liabilities	254,361	136,445
Current	173,103	109,013
Non-current	81,258	27,432